Investments in Unconsolidated Real Estate Ventures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Real Estate Ventures
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of September 30, 2022	Carrying Value of Investment as of December 31, 2021
Dupont (1)	October 2019	$4,252,196	$—
East York (2)	June 2020	5,960,175	6,393,576
Brampton (2)	November 2020	2,150,445	2,354,346
Vaughan (2)	January 2021	2,618,769	2,871,265
Oshawa (2)	August 2021	1,524,294	1,801,413
Scarborough (2)	November 2021	2,358,365	2,862,677
Aurora (1)	Under Development	2,224,813	—
Markham (1)	Under Development	937,728	—
Kingspoint (2)	Under Development	2,970,186	2,660,007
Regent (3)	Under Development	2,771,889	—

		$27,768,860	$18,943,284

(1)	These joint venture properties were acquired through the SSGT II Merger.
(2)	These joint venture properties were acquired through the SST IV Merger.
(3)	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.

The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in the Greater Toronto Area, Canada:

Location	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2021
Oshawa	August 2021	$1,801,413
East York	June 2020	6,393,576
Brampton	November 2020	2,354,346
Vaughan	January 2021	2,871,265
Scarborough	November 2021	2,862,677
Kingspoint	Under Development	2,660,007

		$18,943,284